DERIVATIVE LIABILITIES (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONVERTIBLE NOTE DERIVATIVE

The following table provides quantitative information regarding fair value measurements at issuance on February 23, 2022:

Private warrant
Share Price	$9.82
Exercise Price	$11.50
Redemption Trigger Price	$18.00
Term (years)	6.42
Volatility	5.64%
Risk Free Rate	1.93%
Dividend Yield	0.00%

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONVERTIBLE NOTE DERIVATIVE

The Convertible Note Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of December 31, 2023, due to the use of unobservable inputs. The key inputs into the PWERM for the Convertible Note Derivative were as follows at initial value and December 31, 2023:

	Initial Value	December 31, 2023
Probability	1.50%	1.50%
Term	0.40	0.37
Present Value Factor	0.95	0.95

SCHEDULE OF CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITY

Changes in the fair value of the derivative liability, for which fair value is determined using Level 3 inputs were as follows:

Beginning balance	$-
Addition	10,004
Change in fair value	23
Ending Balance at December 31, 2023	$10,027